Cover	Sep. 13, 2021	Aug. 31, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 13, 2021
Entity Registrant Name	THE DIXIE GROUP, INC.
Entity Incorporation, State or Country Code	TN
Entity File Number	0-2585
Entity Tax Identification Number	62-0183370
Entity Address, Address Line One		475 Reed Road
Entity Address, City or Town	Dalton
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30720
City Area Code	706
Local Phone Number	876-5800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag		false
Entity Central Index Key		0000029332
Entity Emerging Growth Company		false